Inventories (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 4,898,000	$ 5,130,000	$ 6,184,000
Work in process	3,743,000	4,360,000	2,974,000
Finished goods	5,485,000	5,779,000	5,217,000
Provision for excess and obsolete inventory	(282,000)	(357,000)	(664,000)
Total inventories	13,844,000	14,912,000	13,711,000
Goods in transit	$ 200,000	$ 300,000	$ 300,000